Stock-Based Compensation	6 Months Ended
Sep. 30, 2012
Stock-Based Compensation

17.    STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD and MUMSS.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS have a stock-based compensation plan for directors, executive officers, corporate auditors and senior fellows (“officers”).

The awards under the stock-based compensation plan are a type of stock option (referred to as “Stock Acquisition Rights”) to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. Usually, the Stock Acquisition Rights would be issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right (“number of granted shares”) is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders’ service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) holder as a corporate auditor loses the status of a corporate auditor, and (3) holder as a senior fellow loses the status of a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the six months ended September 30, 2012:

	For the six months ended September 30, 2012
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of the period	23,574,800	¥1	28.54	¥8,605

Exercisable, end of the period	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	For the six months ended September 30,
	2011	2012
Risk-free interest rate	0.29%	0.11%
Expected volatility	44.96%	40.48%
Expected term (in years)	4	4
Expected dividend yield	3.13%	3.18%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the six months ended September 30, 2011 and 2012 was ¥33,700 and ¥33,100 per 100 shares, respectively.

The MUFG Group recognized ¥1,704 million and ¥1,743 million of compensation costs related to the Stock Acquisition Rights with ¥693 million and ¥663 million of the corresponding tax benefit for the six months ended September 30, 2011 and 2012, respectively. As of September 30, 2012, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥1,655 million, and it is expected to be recognized over 6 months.

Cash received from the exercise of the Stock Acquisition Rights for the six months ended September 30, 2012 was ¥4 million. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights was ¥675 million for the six months ended September 30, 2012.